Events after the reporting period	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Events after the reporting period
Events after the reporting period
24.	Events after the reporting period

Announcement of merger with Kismet Acquisition One Corp

On February 1, 2021, the Company entered into a definitive agreement to combine with Kismet Acquisition One Corp. (Nasdaq: KSMTU) (“Kismet”) through a combination of stock and cash financing (“the Transaction”). On July 16, 2021, Kismet Acquisition One Corp., Kismet Sponsor Limited and Nexters Inc. entered into the PIPE subscription agreements with certain entities affiliated with Mubadala and VPE Capital. The proceeds of the PIPE subscription financing counted toward the satisfaction of the $100 million minimum cash closing condition contained in the Business Combination Agreement, and change the “Outside Date” for the parties to consummate the Proposed Transactions to September 30, 2021.

The Transaction was closed on August 26, 2021 under the following key terms:

●	Nexters Inc was established as a holding company of the Group
●	Nexters Inc shares and warrants related to its shares started to trade on NASDAQ on August 27, 2021
●	The shareholders of Nexters Global Inc received consideration in the form of:

a.)  89.9% of Nexters Inc outstanding shares and

b.)  the cash in the amount of 57,122 (subject to adjustment based on the actual amounts of working capital and debt within 90 days after the closing of the Transaction)

●	The cash acquired by the Group in the Transaction (post all transaction related expenses) amounted to 62,530

The Group anticipates that the Transaction will be accounted for within the scope of IFRS 2 (Share-based Payment). Under this method of accounting, there is no acquisition accounting and no recognition of goodwill, as Kismet is not a business as defined by IFRS 3 (Business Combinations) given that it consists predominantly of cash in the trust account. Under this method of accounting, Kismet will be treated as the acquiree company for financial reporting purposes.

Dividends paid after June 30, 2021

On July 30, 2021 the Group declared 46,000 of dividends or US$ 2,300 per share and paid them in full to the date of these interim condensed consolidated financial statements.

29. Events after the reporting period

Announcement of merger with Kismet Acquisition One Corp

On February 1, 2021, the Company entered into a definitive agreement to combine with Kismet Acquisition One Corp (Nasdaq: KSMTU) through a combination of stock and cash financing (“The Transaction”). The business combination will be effected at US$1.9 billion purchase price of the Group. The Transaction is expected to deliver up to US$150 million in cash to the Group’s statement of financial position before advisor fees and/or redemptions by Kismet Acquisition One Corp current shareholders, with proceeds expected to be used for general working capital purposes and potential acquisitions. Existing shareholders of Nexters will receive a cash payment of up to US$150 million pro-rata to their pre-money shareholdings, and will roll approximately 82% of their holdings into the combined company. In addition, the founders and the management will receive 20.0 million Earn-Out shares over 3 years subject to certain conditions.

Completion of the proposed transaction is subject to the approval of the stockholders of Kismet Acquisition One Corp and Nexters and other customary closing conditions, including the receipt of certain regulatory approvals and minimum cash balance at closing. The Transaction is expected to close in the second quarter of 2021.

Acquisition of Russian game development studios

On February 4, 2021, the Company acquired NX Online LLC and NX Studio LLC, two Russian game development studios, for the total consideration of 1,221 (RUB 93 million), which comprises the whole business acquisition. The Company’s management considers the acquisition of development team as a primary business purpose of the deal. As at the date of these consolidated financial statements the purchase price allocation has not yet been completed.

Dividends declared after December 31, 2020

The Group declared in total 50,000 of dividends or US$ 2,500 per share from January 1, 2021 to the date of these consolidated financial statements and paid out 49,000 in April and May of 2021.